Summary of Restricted Stock Activity Under the Incentive Plan for Members of Management (Detail) (Restricted Stock Units (RSUs), Management, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock Units (RSUs) | Management
Restricted Stock
Beginning Balance	1,131,736	138,512	248,339
Granted	1,559,463	1,525,416	0
Vested	(51,563)	(340,879)	(104,791)
Forfeited	(220,293)	(191,313)	(5,036)
Ending Balance	2,419,343	1,131,736	138,512
Weighted-Average Grant Date Fair Value
Non-vested at beginning of period	$ 3.61	$ 23.62	$ 22.83
Granted	$ 3.24	$ 2.70	$ 0
Vested	$ 9.00	$ 7.87	$ 21.93
Forfeited	$ 4.20	$ 3.24	$ 19.95
Non-vested at end of period	$ 3.20	$ 3.61	$ 23.62